Document And Entity Information (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Feb. 10, 2014	Jun. 30, 2013
Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2013
Entity Registrant Name	Ensco plc
Entity Central Index Key	0000314808
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 11,730,723
Entity Common Shares, Shares Outstanding		233,568,357